Employee Benefit Plan, Tax Status (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax determination letter, date	Aug. 02, 2017
EBP, Tax determination letter, obtained [true false]	true
EBP, Tax qualification status [Extensible Enumeration]	Qualified Plan [Member]